Amounts Receivable and Other Assets (Details) - CAD ($)	Jul. 31, 2020	Jul. 31, 2019
Amounts Receivable And Other Assets
Sales tax receivable	$ 4,820	$ 1,098
Prepaid insurance	7,209	7,090
Amounts receivable and other assets	$ 12,029	$ 8,188